UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE EXPANSION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30, 2010

Date of reporting period: JUNE 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

June 30, 2010

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (46.57%)
Bank Debt (29.41%) (1)
Alumina and Aluminum Production and Processing (2.96%)
Revere Holdings Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14 (2), (8)	$ 24,760,720	$ 8,294,841	2.20%
Revere Industries, LLC, 1st Lien Rollover Term Loan, LIBOR + 6%, due 6/30/13 (2), (8)	$ 560,762	560,762	0.15%
Revere Industries, LLC, 1st Lien Term Loan, LIBOR + 6%, due 6/30/13 (2), (8)	$ 228,100	171,075	0.05%
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13 (2), (8)	$ 33,412	-	-
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2%, due 6/30/13 (2), (8)	$ 2,097,372	2,097,372	0.56%
Total Alumina and Aluminum Production and Processing		11,124,050

Communications Equipment Manufacturing (5.93%)
Dialogic Corporation, Bridge Term Loan, 20%, due 3/31/11	$ 90,818	90,909	0.02%
Dialogic Corporation, Senior Secured Notes, 15% Cash + 2% PIK, due 1/31/11	$ 1,912,003	1,890,014	0.50%
Dialogic Corporation, Senior Secured Notes, LIBOR + 10% Cash + 2% PIK, due 1/31/11	$ 10,705,250	10,705,250	2.85%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14	$ 10,696,395	9,626,756	2.56%
Total Communications Equipment Manufacturing		22,312,929

Computer and Peripheral Equipment Manufacturing (0.56%)
Targus Group, 1st Lien Term Loan, LIBOR + 5.75% Cash + 3.5% PIK, due 11/22/12	$ 2,477,333	2,124,313	0.56%

Electric Power Generation, Transmission, and Distribution (0.03%)
La Paloma Generating Company, Residual Bank Debt (3)	$ 13,943,926	109,407	0.03%

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (1.48%)
Acument Global Technologies, LLC, 1st Lien Term Loan, Prime + 6% Cash + 4% PIK,
due 8/11/13	$ 3,446,107	3,368,569	0.90%
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, LIBOR + 6.5%, due 10/2/13	$ 183,319	144,822	0.04%
Precision Partners Holdings, 1st Lien Term Loan, LIBOR + 6.5%, due 10/2/13	$ 2,580,303	2,038,440	0.54%
Total Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing		5,551,831

Management, Scientific, and Technical Consulting Services (0.84%)
Booz Allen Hamilton Inc., Mezzanine Loan, 13%, due 7/31/16	$ 3,082,566	3,151,924	0.84%

Offices of Real Estate Agents and Brokers (0.88%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$ 5,301,205	5,568,476	1.48%
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13	$ 12,228,916	(2,262,349)	(0.60)%
Total Offices of Real Estate Agents and Brokers		3,306,127

Plastics Product Manufacturing (3.33%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 10/1/11 (2)	$ 9,061,139	9,061,139	2.41%
WinCup Inc., Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/11 (2)	$ 3,457,894	3,457,894	0.92%
Total Plastics Product Manufacturing		12,519,033

Radio and Television Broadcasting (3.07%)
Encompass Digital Media Group, Inc., 1st Lien Revolver, 13%, due 12/31/14	$ 1,347,656	548,047	0.15%
Encompass Digital Media Group, Inc., 1st Lien Term Loan, 13%, due 12/31/14	$ 10,567,894	10,990,610	2.92%
Total Radio and Television Broadcasting		11,538,657

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2010

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Semiconductor and Other Electronic Component Manufacturing (5.72%)
Isola USA Corporation, 1st Lien Term Loan, Prime + 9.75%, due 12/18/12	$ 6,021,355	$ 6,021,355	1.60%
Isola USA Corporation, 2nd Lien Term Loan, Prime + 14.5%, due 12/18/13	$ 15,133,531	13,695,846	3.64%
Isola USA Corporation, Revolver, Prime + 9%, due 12/18/12	$ 1,858,279	1,811,822	0.48%
Total Semiconductor and Other Electronic Component Manufacturing		21,529,023

Wired Telecommunications Carriers (4.61%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan,
EURIBOR + 2.75%, due 8/9/15 - (Netherlands) (4)	€ 125,915	127,899	0.03%
Hawaiian Telcom Communications, Inc., Revolver, Prime + 1.25%, due 4/30/12	$ 2,865,229	2,440,221	0.65%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, due 4/15/15	$ 3,262,590	3,270,747	0.87%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan,
EURIBOR + 3.5%, due 8/9/16 - (Netherlands) (4)	€ 1,477,562	1,430,770	0.38%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan,
EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (4)	€ 1,675,530	1,599,401	0.43%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 10% PIK,
due 8/16/17 - (Netherlands) (4)	€ 12,308,292	8,472,874	2.25%
Total Wired Telecommunications Carriers		17,341,912

Total Bank Debt (Cost $132,271,762)		110,609,206

Other Corporate Debt Securities (17.16%)
Basic Chemical Manufacturing (1.18%)
Kronos International, Inc., Senior Secured Notes, 6.5%, due 4/15/13 (4)	€ 4,328,000	4,449,149	1.18%

Data Processing, Hosting, and Related Services (6.13%)
GXS Worldwide, Inc., Fixed Notes, 9.75%, due 6/15/15 (5)	$ 12,934,000	12,287,300	3.27%
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17 (5)	$ 9,485,000	10,765,475	2.86%
Total Data Processing, Hosting, and Related Services		23,052,775

Full-Service Restaurants (0.76%)
Landry's Restaurants, Inc., Senior Secured Notes, 11.625%, due 12/1/15 (5)	$ 2,739,000	2,862,255	0.76%

Gambling Industries (2.03%)
Harrah's Operating Company Inc., Senior Secured Notes, 11.25%, due 6/1/17	$ 464,000	489,520	0.13%
Harrah's Operating Company Inc., Senior Secured Notes, 10%, due 12/15/18	$ 8,673,000	7,133,543	1.90%
Total Gambling Industries		7,623,063

Home Furnishings Stores (0.05%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (3)	$ 2,782,000	191,263	0.05%

Industrial Machinery Manufacturing (1.50%)
GSI Group Corporation, Senior Notes, 11%, due 8/20/13 (3), (5)	$ 5,632,000	5,632,000	1.50%

Nondepository Credit Intermediation (0.55%)
General Electric Capital Corporation, FDIC Guaranteed Notes, 1.8%, due 3/11/11	$ 500,000	505,590	0.14%
General Electric Capital Corporation, FDIC Guaranteed Notes, 3%, due 12/9/11	$ 1,500,000	1,551,270	0.41%
Total Nondepository Credit Intermediation		2,056,860

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2010

Showing Percentage of Total Cash and Investments of the Registrant

Investment	Principal Amount or Shares	Fair Value	Percent of Cash and Investments

Debt Investments (continued)
Offices of Real Estate Agents and Brokers (0.72%)
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$ 3,556,000	$ 2,708,961	0.72%

Other Professional, Scientific, and Technical Services (0.69%)
MSX International, Inc., Senior Secured 2nd Lien Notes,
12.5%, due 4/1/12 - (UK/France/Germany) (5)	$ 3,162,000	2,608,650	0.69%

Plastics Product Manufacturing (0.08%)
Radnor Holdings, Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09 (3), (5)	$ 6,973,000	296,701	0.08%

Securities and Commodity Contracts Intermediation and Brokerage (0.40%)
Goldman Sachs Group, Inc., FDIC Guaranteed Notes, 1.7%, due 3/15/11	$ 500,000	504,465	0.13%
JP Morgan Chase & Co., FDIC Guaranteed Notes, 1.65% due 2/23/11	$ 1,000,000	1,007,130	0.27%
Total Securities and Commodity Contracts Intermediation and Brokerage		1,511,595

Wired Telecommunications Carriers (2.05%)
ITC Deltacom Inc., Senior Secured Notes, 10.5%, due 4/1/16 (5)	$ 8,000,000	7,710,000	2.05%

Wireless Telecommunications Carriers (except Satellite) (1.02%)
Clearwire Communications, LLC, Senior Secured Notes, 12%, due 12/1/15	$ 3,856,000	3,849,573	1.02%

Total Other Corporate Debt Securities (Cost $73,766,435)		64,552,845

Total Debt Investments (Cost $206,038,197)		175,162,051

Equity Securities (35.89%)
Activities Related to Credit Intermediation (9.33%)
Online Resources Corporation, Common Stock (2), (3), (6)	549,555	2,280,653	0.61%
Online Resources Corporation, Series A-1 Convertible Preferred Stock (2), (3), (5), (6)	22,255,193	32,799,377	8.72%
Total Activities Related to Credit Intermediation		35,080,030

Alumina and Aluminum Production and Processing (0.24%)
Revere Holdings Inc., Class A Common Shares (2), (3), (5), (8)	910	-	-
Revere Holdings Inc., Class B Common Shares (2), (3), (5), (8)	2,060	-	-
Revere Leasing LLC, Class A Units (2), (3), (5), (8)	910	270,606	0.07%
Revere Leasing LLC, Class B Units (2), (3), (5), (8)	2,060	613,119	0.17%
Total Alumina and Aluminum Production and Processing		883,725

Basic Chemical Manufacturing (0.00%)
Hawkeye Renewables, LLC, Class B Units (3), (5)	198	-	-
Hawkeye Renewables, LLC, Class C Units (3), (5)	156	16,030	-
Total Basic Chemical Manufacturing		16,030

Communications Equipment Manufacturing (7.25%)
Dialogic Corporation, Class A Convertible Preferred Stock - (Canada) (3), (5)	3,037,033	3,037,033	0.81%
Gores I SF Luxembourg S.àr.1. Company Ordinary Shares - (Luxembourg) (2), (3), (4), (5), (6)	116,474	9,742,956	2.59%
Gores I SF Luxembourg S.àr.1. Tracking Preferred Equity Certificates - (Luxembourg) (2), (4), (5), (6)	11,530,912	14,486,170	3.85%
Total Communications Equipment Manufacturing		27,266,159

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2010

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Data Processing, Hosting, and Related Services (0.64%)
GXS Holdings, Inc., Common Stock (3), (5)	708,885	$ -	-
GXS Holdings, Inc., Series A Preferred Stock (3), (5)	28,355	2,406,513	0.64%
Total Data Processing, Hosting, and Related Services		2,406,513

Depository Credit Intermediation (0.32%)
Doral Financial Corporation, Non-Contingent Offered Preferred Stock Shares (3), (5)	399	252,000	0.07%
Doral Holdings, LP Interest (3), (5)	319,060	925,330	0.25%
Total Depository Credit Intermediation		1,177,330

Electric Power Generation, Transmission and Distribution (0.19%)
Mach Gen, LLC, Common Units (3), (5)	9,740	730,500	0.19%

Industrial Machinery Manufacturing (0.10%)
GSI Group, Inc., Common Stock (3), (5)	157,119	380,228	0.10%

Other Amusement and Recreation Industries (0.02%)
Bally Total Fitness Holding Corporation, Common Stock (3), (5)	1,785	65,479	0.02%
Bally Total Fitness Holding Corporation, Warrants (3), (5)	3,218	15,446	-
Total Other Amusement and Recreation Industries		80,925

Other Electrical Equipment and Component Manufacturing (7.96%)
EP Management Corporation, Common Stock (2), (5), (6), (7)	854,400	29,933,904	7.96%

Plastics Product Manufacturing (3.09%)
WinCup, Inc., Common Stock (2), (3), (5), (6)	31,020,365	11,604,784	3.09%

Radio and Television Broadcasting (0.14%)
Encompass Digital Media Group, Inc., Common Stock (3), (5)	105,698	539,060	0.14%

Semiconductor and Other Electronic Component Manufacturing (0.54%)
TPG Hattrick Holdco, LLC, Common Units (3), (5)	969,092	2,017,805	0.54%

Wired Telecommunications Carriers (6.07%)
Integra Telecom, Inc., Common Stock (3), (5)	4,777,651	22,734,241	6.04%
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)	1,779,000	108,857	0.03%
Integra Telecom, Inc., Warrants (3), (5)	1,300,529	-	-
Total Wired Telecommunications Carriers		22,843,098

Total Equity Securities (Cost $150,471,381)		134,960,091

Total Investments (Cost $356,509,578) (9)		310,122,142

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2010

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Cash and Cash Equivalents (17.54%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.05%,
Collateralized by U.S. Treasury Note and FHLB Discount Note	$ 15,945,968	$ 15,945,968	4.24%
American Express Credit Corporation, Commercial Paper, 0.05%, due 7/1/10	$ 15,000,000	15,000,000	3.99%
Citicorp Funding, Inc., Commercial Paper, 0.25%, due 7/1/10	$ 3,000,000	3,000,000	0.80%
Toyota Motor Credit Corporation, Commercial Paper, 0.25%, due 7/8/10	$ 2,500,000	2,499,879	0.66%
General Electric Company, Commercial Paper, 0.08%, due 7/15/10	$ 15,000,000	14,999,533	3.99%
Chevron Funding Corporation, Commercial Paper, 0.07%, due 8/2/10	$ 14,000,000	13,999,129	3.72%
Cash Denominated in Foreign Currencies (Cost $54,122)	€ 46,227	56,573	0.02%
Cash Held on Account at Various Institutions	$ 469,489	469,489	0.12%
Total Cash and Cash Equivalents		65,970,571

Total Cash and Investments		$ 376,092,713	100.00%

Notes to Statement of Investments

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933.  Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)
Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers). Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the nine months ended June 30, 2010 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned

EP Management Corporation, Common Stock	$ 26,828,160	$ -	$ -	$ 29,933,904	$ -
EP Management Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, due 12/31/12	2,229,721	-	2,334,615	-	38,788
EP Management Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13	1,853,858	-	2,077,151	-	56,109
Gores I SF Luxembourg S.àr.1. Company Ordinary Shares	246,398	-	-	9,742,956
Gores I SF Luxembourg S.àr.1. Tracking Preferred Equity Certificates	24,401,854	-	-	14,486,170	8,475
Online Resources Corporation, Series A-1 Convertible Preferred Stock	30,992,582	-	-	32,799,377	-
Online Resources Corporation, Common Stock	3,390,754	-	-	2,280,653	-
Revere Industries, LLC, 1st Lien Term Loan, LIBOR + 5.5%, due 12/14/11	89,944	-	89,944	-	-
Revere Industries, LLC, 1st Lien Rollover Term Loan, LIBOR + 6%, due 6/30/13	-	444,284	-	560,762	3,635
Revere Industries, LLC, 1st Lien Term Loan, LIBOR + 6%, due 6/30/13	-	127,736	-	171,075	-
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13	-	-	16,372	-	-
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2%, due 6/30/13	-	952,046	-	2,097,372	42,084
Revere Holdings Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14	4,769,024	915,603	-	8,294,841	915,729
Revere Holdings Inc., Class A Common Shares	-	-	-	-	-
Revere Holdings Inc., Class B Common Shares	-	-	-	-	-
Revere Leasing LLC, Class A Units	272,793	-	2,187	270,606	-
Revere Leasing LLC, Class B Units	618,068	-	4,949	613,119	-
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10.0% PIK, due 10/1/11	7,856,597	658,362	-	9,061,139	-
WinCup, Inc., Common Stock	28,065,815	-	-	11,604,784	-
WinCup, Inc., Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/11	3,613,193	338,766	355,095	3,457,894	374,982

(3) Non-income producing security.

(4) Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(5) Restricted security.

(6) Investment is not a controlling position.

(7) The Registrant's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(8) Issuer is a controlled company.

(9) Includes investments with an aggregate fair value of $19,604,661 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $62,079,400 and $107,398,681, respectively.
Aggregate purchases include investment assets received as payment in kind.  Aggregate sales include principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purpose, excluding cash and cash equivalents, was $356,509,579.  Net unrealized depreciation aggregated $45,753,948, of which $55,561,243 related to appreciated investments and $101,315,191 related to depreciated investments.

The total value of restricted securities and bank debt as of June 30, 2010 was $285,451,025 or 75.90% of total cash and investments of the Registrant.

Swaps at June 30, 2010 were as follows:

Instrument	Notional Amount	Fair Value

Euro/US Dollar Cross Currency Basis Swap, Pay Euros / Receive USD, Expires 5/17/12	$ 6,560,548	$ 633,488

See accompanying notes.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such assets.  The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period.  At June 30, 2010, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$2,280,653
2	Other observable market inputs*	40,749,593	58,624,144	925,330
3	Independent third-party pricing sources that employ significant unobservable inputs	68,927,460	5,632,000	126,349,110
3	Internal valuations with significant unobservable inputs	932,153	296,701	5,404,998
Total		$110,609,206	$64,552,845	$134,960,091

* E.g. quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the nine months ended June 30, 2010 were as follows:

	Independent Third Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$120,454,760	$18,014,053	$119,406,611
Net realized and unrealized gains (losses)	25,081,825	904,378	(24,437,320)
Net acquisitions and dispositions	(87,422,677)	103,750	31,379,819
Net transfers into (out of) category	10,813,552	(13,390,181)	-
Ending balance	$68,927,460	$5,632,000	$126,349,110

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$935,101	$904,378	$(22,038,681)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$277,430	$1,816,427	$2,764,371
Net realized and unrealized gains (losses)	176,124	12,182,962	(11,821,815)
Net acquisitions and dispositions	568,543	(13,702,688)	14,462,442
Net transfers into (out of) category	(89,944)	-	-
Ending balance	$932,153	$296,701	$5,404,998

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$176,124	$(291,123)	$(10,163,024)

There were no transfers between Level 1 and 2 during the nine months ended June 30, 2010.

Valuations of open swap transactions at June 30, 2010 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
2	Other observable market inputs	$ 633,488

Acquisition date and cost of restricted securities of unaffiliated issuers held at June 30, 2010 were as follows:

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$ 13,312,308
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
Encompass Digital Media Group, Inc., Common Stock	1/15/10	507,834
Dialogic Corporation, Class A Convertible Preferred Stock	9/28/06	2,967,357
Doral Financial Corporation, Non-Contingent Offered Preferred Stock Shares	4/19/10	252,000
Doral Holdings, LP Interest	7/12/07	4,151,971
GSI Group, Inc., Common Stock	8/20/08	822,739
GSI Group Corporation, Senior Notes, 11%, due 8/20/13	8/20/08	5,048,092
GXS Holdings, Inc., Common Stock	3/28/08	681,620
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	27,265
GXS Worldwide, Inc., Fixed Notes, 9.75%, due 6/15/15	12/17/09	12,675,473
Hawkeye Renewables, LLC, Class B Units	6/18/10	-
Hawkeye Renewables, LLC, Class C Units	6/18/10	1,157,270
Integra Telecom, Inc., Common Stock	11/19/09	31,056,377
Integra Telecom, Inc., Warrants	11/19/09	72,344
Landry's Restaurants, Inc., Senior Secured Notes, 11.625%, due 12/1/15	11/17/09	2,695,916
Mach Gen, LLC, Common Units	Var. 2005 & 2008	4,628,644
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12	Various 2010	2,346,568
NEF Kamchia Co-Investment Fund, LP Interest	7/30/07	2,439,543
Radnor Holdings, Senior Secured Tranche C Notes, LIBOR + 7.25%,
due 9/15/09	4/4/06	6,811,237
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17	6/17/09	9,023,460
TPG Hattrick Holdco, LLC, Common Units	4/21/06	1,630,062

ITEM 2.	CONTROLS AND PROCEDURES.

(a)           The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)           Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By:	/s/ Hugh Steven Wilson
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh Steven Wilson
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  August 30, 2010

By:	/s/ Paul L. Davis
Name:  Paul L. Davis
Title:  Chief Financial Officer
Date:  August 30, 2010